Revenues - Disclosure of products sales by channel (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL PRODUCT SALES	€ 68,279	€ 69,665
Direct product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL PRODUCT SALES	57,423	50,879
Indirect product sales (Sales through distributors)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL PRODUCT SALES	€ 10,856	€ 18,786